Reporting Entity (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Total issued shares held by shareholders
The Parent Company’s common shares are listed on the Stock Market of Korea Exchange, and its depositary receipts (DRs) are listed on the New York Stock Exchange. As of December 31, 2025, the Parent Company’s total issued shares are held by the following shareholders:

	Number of shares		Percentage of total shares issued (%)
	2025	2024	2025	2024
SK Inc.	65,668,397	65,668,397	30.57	30.57
National Pension Service	14,332,207	18,878,265	6.67	8.79
Institutional investors and other shareholders	129,135,184	124,493,193	60.13	57.96
Kakao Investment Co., Ltd.	3,846,487	3,846,487	1.79	1.79
Treasury shares	1,807,778	1,903,711	0.84	0.89

	214,790,053	214,790,053	100.00	100.00

List of subsidiaries
The list of consolidated subsidiaries as of December 31, 2025 and 2024 is as follows:

				Ownership (%)(*1)
Subsidiary		Location	Primary business	Dec. 31, 2025	Dec. 31, 2024
Subsidiaries owned by the Parent Company	SK Telink Co., Ltd.	Korea	International telecommunication and Mobile Virtual Network Operator service	100.0	100.0
	NATE Communications Corporation (Formerly, SK Communications Co., Ltd.)(*2)	Korea	Internet website services	—	100.0
	SK Broadband Co., Ltd.(*3)	Korea	Fixed-line telecommunication services	99.1	99.1
	PS&Marketing Corporation	Korea	Communications device retail business	100.0	100.0
	SERVICE ACE Co., Ltd.	Korea	Call center management service	100.0	100.0
	SERVICE TOP Co., Ltd.	Korea	Call center management service	100.0	100.0
	SK O&S Co., Ltd.	Korea	Base station maintenance service	100.0	100.0
	SK Telecom China Holdings Co., Ltd.	China	Investment (Holdings company)	100.0	100.0
	YTK Investment Ltd.(*2)	Cayman Islands	Investment	—	100.0
	Atlas Investment	Cayman Islands	Investment	100.0	100.0
	SK Telecom Americas, Inc.	USA	Information gathering and consulting	100.0	100.0

SK TELECOM CO., LTD. and Subsidiaries
Notes to the Consolidated Financial Statements
For the years ended December 31, 2025, 2024 and 2023

				Ownership (%)(*1)
Subsidiary		Location	Primary business	Dec. 31, 2025	Dec. 31, 2024
	Happy Hanool Co., Ltd.	Korea	Service	100.0	100.0
	SK stoa Co., Ltd.	Korea	Other telecommunication retail business	100.0	100.0
	SAPEON Inc.	USA	Investment (Holdings company)	62.5	62.5
	Astra AI Infra LLC	USA	Investment	100.0	100.0
Subsidiaries owned by SK Broadband Co., Ltd.	Home & Service Co., Ltd.	Korea	Operation of information and communication facility	100.0	100.0
	Media S Co., Ltd.	Korea	Production and supply services of broadcasting programs	100.0	100.0
Subsidiary owned by PS&Marketing Corporation	SK m&service Co., Ltd.(*2)	Korea	Database and Internet website service	—	100.0
Subsidiary owned by SK Telecom Americas, Inc.	Global AI Platform Corporation	USA	Software development and supply business	100.0	100.0
Subsidiary owned by Global AI Platform Corporation	Global AI Platform Corporation Korea	Korea	Software development and supply business	100.0	100.0
Subsidiary owned by Atlas Investment	Forest AI Investment(*2)	Cayman Islands	Investment	100.0	—
Others(*4)	SK Telecom Innovation Fund, L.P.	USA	Investment	100.0	100.0

(*1)	The ownership interest represents direct ownership interest in subsidiaries either by the Parent Company or subsidiaries of the Parent Company.
(*2)	Details of changes in the consolidation scope for the year ended December 31, 2025 are presented in note 1-(4).
(*3)
In connection with the merger involving SK Broadband Co., Ltd that occurred prior to the periods presented herein, the Parent Company entered into a shareholders’ agreement with the existing shareholders of the merged entities. Pursuant to the shareholders’ agreement, the Parent Company entered into a share purchase agreement to acquire an additional 24.76% of the shares of SK Broadband Co., Ltd. for ₩1,145,870 million on November 13, 2024. Based on the terms and conditions of the agreement, the Parent Company concluded that it obtained the 24.76% ownership interest in SK Broadband Co., Ltd as of the agreement date, and has accounted for the shares as an ownership interest in a subsidiary accordingly.

(*4)	Other is owned by Atlas Investment and another subsidiary of the Parent Company.

Condensed financial information of the significant subsidiaries
1)	Condensed financial information of significant consolidated subsidiaries as of and for the year ended December 31, 2025 is as follows:

(In millions of won)
	As of December 31, 2025				2025
Subsidiary	Total assets		Total liabilities	Total equity	Revenue	Profit (loss)
SK Telink Co., Ltd.	₩	205,972	62,038	143,934	345,910	8,946
SK Broadband Co., Ltd.		6,824,041	4,011,668	2,812,373	4,540,603	141,489
PS&Marketing Corporation		454,512	210,013	244,499	1,383,335	13,748
SERVICE ACE Co., Ltd.		97,050	68,222	28,828	184,525	2,356
SERVICE TOP Co., Ltd.		69,385	46,453	22,932	154,764	1,103
SK O&S Co., Ltd.		124,327	87,023	37,304	381,574	630
Home & Service Co., Ltd.		148,382	110,021	38,361	516,346	1,557
SK stoa Co., Ltd.		134,596	67,405	67,191	313,050	6,518
SK m&service Co., Ltd.(*)		—	—	—	46,240	(4,407)

(*)	The condensed financial information of SK m&service Co., Ltd. represents the financial information up to the date of disposal.

2)	Condensed financial information of significant consolidated subsidiaries as of and for the year ended December 31, 2024 is as follows:

(In millions of won)
	As of December 31, 2024				2024
Subsidiary	Total assets		Total liabilities	Total equity	Revenue	Profit
SK Telink Co., Ltd.	₩	210,962	63,558	147,404	341,838	14,323
SK Broadband Co., Ltd.		6,806,280	3,760,426	3,045,854	4,415,270	263,967
PS&Marketing Corporation		448,887	218,885	230,002	1,382,361	63
SERVICE ACE Co., Ltd.		74,676	49,818	24,858	191,376	2,585
SERVICE TOP Co., Ltd.		60,073	42,479	17,594	166,699	969
SK O&S Co., Ltd.		130,618	94,807	35,811	351,721	689
Home & Service Co., Ltd.		139,664	107,379	32,285	495,546	3,947
SK stoa Co., Ltd.		116,785	56,192	60,593	302,332	4,354
SK m&service Co., Ltd.		164,772	100,230	64,542	246,999	220

3)	Condensed financial information of the significant consolidated subsidiaries as of and for the year ended December 31, 2023 is as follows:

(In millions of won)
	As of December 31, 2023				2023
Subsidiary	Total assets		Total liabilities	Total equity	Revenue	Profit (loss)
SK Telink Co., Ltd.	₩	213,920	65,049	148,871	309,091	17,761
SK Broadband Co., Ltd.		6,442,611	3,323,156	3,119,455	4,281,932	213,905
PS&Marketing Corporation		451,549	224,042	227,507	1,353,321	4,681
SERVICE ACE Co., Ltd.		83,395	54,888	28,507	197,598	2,822
SERVICE TOP Co., Ltd.		71,196	47,641	23,555	178,423	1,738
SK O&S Co., Ltd.		140,942	98,346	42,596	345,617	2,614
Home & Service Co., Ltd.		165,667	112,025	53,642	490,094	1,297
SK stoa Co., Ltd.		94,041	37,253	56,788	301,496	(1,427)
SK m&service Co., Ltd.		153,660	88,195	65,465	247,479	1,253

(4)	Changes in subsidiaries

1)	Details of subsidiary that was newly included in consolidation scope for the year ended December 31, 2025 is as follows:

Subsidiary	Reason
Forest AI Investment	Established by Atlas Investment

2)	Details of subsidiaries that were excluded from consolidation scope for the year ended December 31, 2025 are as follows:

Subsidiary	Reason
NATE Communications Corporation (Formerly, SK Communications Co., Ltd.)	Loss of control
SK m&service Co., Ltd.	Loss of control
YTK Investment Ltd.	Liquidation

Information of significant non-controlling interests of the group

(In millions of won)
	SAPEON Inc.
Ownership of non-controlling interests (%)		37.5

	As of December 31, 2025
Current assets	₩	10,393
Non-current assets		187,491
Current liabilities		(16,454)
Non-current liabilities		—
Net assets		181,430
Carrying amount of non-controlling interests		68,133

	2025
Revenue	₩	—
Profit for the year		(91,558)
Total comprehensive income		(98,732)
Profit attributable to non-controlling interests		(34,384)

Net cash used in operating activities	₩	(4,082)
Net cash provided by investing activities		9,738
Net cash used in financing activities		(25,310)
Effects of exchange rate changes on cash and cash equivalents		(890)
Net decrease in cash and cash equivalents		(20,544)

Dividends paid to non-controlling interests for the year ended December 31, 2025	₩	—

2)	2024
As of December 31, 2023 the material non-controlling interest of the Group was attributed to SK Broadband Co., Ltd. The non-controlling interest of SK Broadband Co., Ltd. decreased during the year ended December 31, 2024, therefore, there are no material non-controlling interests of the Group as of December 31, 2024.

3)	2023

(In millions of won)
	SK Broadband Co., Ltd.(*)
Ownership of non-controlling interests (%)		25.4

	As of December 31, 2023
Current assets	₩	1,388,965
Non-current assets		5,214,315
Current liabilities		(1,388,317)
Non-current liabilities		(1,988,989)
Net assets		3,225,974
Carrying amount of non-controlling interests		819,592

	2023
Revenue	₩	4,274,747
Profit for the year		202,890
Total comprehensive income		183,499
Profit attributable to non-controlling interests		51,448

Net cash provided by operating activities	₩	1,110,847
Net cash used in investing activities		(1,064,434)
Net cash used in financing activities		(60,254)
Effects of exchange rate changes on cash and cash equivalents		9
Net decrease in cash and cash equivalents		(13,832)

Dividends paid to non-controlling interests for the year ended December 31, 2023	₩	50,557

(*)	The above condensed financial information is the consolidated financial information of the subsidiary and reflects fair value adjustments as a result of the business combination.